STOCK-BASED COMPENSATION PLANS Schedule of stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 Range of exercise prices $3.98 - $7.99 U.S. USD ($)	Dec. 31, 2013 Range of exercise prices $4.23 - $8.48 Cdn CAD	Dec. 31, 2013 Range of exercise prices $8.00 - $10.51 U.S. USD ($)	Dec. 31, 2013 Range of exercise prices $8.49 - $11.17 Cdn CAD	Dec. 31, 2013 Range of exercise prices $10.52 - $11.05 U.S. USD ($)	Dec. 31, 2013 Range of exercise prices $11.18 - $11.74 Cdn CAD	Dec. 31, 2013 Range of exercise prices $11.06 - $11.87 U.S. USD ($)	Dec. 31, 2013 Range of exercise prices 11.75 - $12.61 Cdn CAD	Dec. 31, 2013 Maximum [Member]
Stock options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date											May 16, 2018
Exercise price, low end of range (in dollars per share)			$ 3.98	4.23	$ 8.00	8.49	$ 10.52	11.18	$ 11.06	11.75
Exercise price, high end of range (in dollars per share)			$ 7.99	8.48	$ 10.51	11.17	$ 11.05	11.74	$ 11.87	12.61
Options Outstanding
Number of Options	1,537,586	1,537,586	424,697		378,070		360,858		373,961
Weighted Average Remaining Option Life	3 years 0 months 22 days	3 years 0 months 22 days	3 years 0 months 10 days		1 year 8 months 11 days		4 years 1 month 24 days		3 years 6 months 25 days
Weighted Average Exercise Price (in dollars per share)	$ 9.76	10.37	$ 7.53	8.00	$ 9.49	10.08	$ 10.93	11.61	$ 11.44	12.15
Options Exercisable
Number Of options Exercisable (in shares)	470,638	470,638	137,209		276,615		12,165		44,649
Weighted Average Exercise Price (in dollars per share)	$ 8.93	9.48	$ 7.30	7.75	$ 9.31	9.89	$ 10.55	11.20	$ 11.14	11.83